Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The following table summarizes information relating to our debt, (in thousands):

	March 31, 2022
	Principal	Change in Fair Value Adjustment	Conversion of Debt Adjustment	Accreted Interest	Cash Payment	Net
2020 Term Facility Loan	33,949	6,234	(13,003)	6,636	(12,500)	$21,316
Less: current portion of long-term debt						(21,316)
Long-term debt, net of current portion						$—

	December 31, 2021
	Principal	Change in Fair Value Adjustment	Conversion of Debt Adjustment	Accreted Interest	Cash Payment	Net
2020 Term Facility Loan	33,949	6,234	(13,003)	4,132	(5,000)	$26,312
Less: current portion of long-term debt						(26,312)
Long-term debt, net of current portion						$—

The following table summarizes information relating to our long-term debt, (in thousands):

	December 31, 2021
	Principal	Change in Fair Value	Conversion of Debt	Accreted Debt Interest	Principal Payments in Cash	Net
3.00% – 2020 Convertible Notes	$21,281	$16,811	(38,092)	—	—	$—
8.00% – 2020 Convertible Notes	8,000	22,897	(30,897)	—	—	—
2020 Term Facility Loan	33,949	6,234	(13,003)	4,132	(5,000)	26,312
5.00% – $50.0 Million Convertible Notes	10,274	2,310	(12,584)	—	—	—
5.00% – $25.0 Million Convertible Notes	25,000	17,569	(42,569)	—	—	—
5.00% – $30.0 Million Convertible Notes	30,000	14,258	(44,258)	—	—	—
Total Long-term debt	$128,504	$80,079	(181,403)	4,132	(5,000)	$26,312
Less: current portion of long-term debt						(26,312)
Long-term debt, net of current portion						$—

	December 31, 2020
	Principal	Change in Fair Value	Net
3.00% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860
Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt			—
Long-term debt, net of current portion			$74,804

Schedule of Future Maturities of Debt Agreements
Future minimum payments under the debt agreements as of December 31, 2021 are as follows (in thousands):

2020 Term Facility Loan
2022	$32,303
2023	—
2024	—
2025	—
2026	—
Thereafter	—
Total future minimum payments	32,303
Less: current portion of debt principal	(32,303)
Non-current portion of debt principal	$—